RBC FUNDS TRUST

RBC Enterprise Fund (the “Fund”)

Supplement dated October 29, 2021 to the Fund’s prospectus (the “Prospectus”) dated January 28, 2021 and Statement of Additional Information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time.

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective October 28, 2021 (“Effective Date”), George Prince no longer serves as a portfolio manager of the Fund. In addition, on the Effective Date, Murphy O’Flaherty began serving as a portfolio manager of the Fund. Accordingly, all references to George Prince in the Prospectus and SAI are hereby deleted in their entirety.

The portfolio manager information in the section titled “Portfolio Managers” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•

Lance F. James, Managing Director and Senior Portfolio Manager of the Advisor, was the lead portfolio manager from 1999 to 2002, a co-manager from 2002 to 2006 and has been the lead portfolio manager of the Fund since 2006.

•	Murphy O’Flaherty, Portfolio Manager of the Advisor, has been a co-manager of the Fund since 2021.

The following information is hereby added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers” on page 39 of the Fund’s Prospectus:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Murphy O’Flaherty	Portfolio Manager	October 2021	27 years	MBA Duke University, BA Yale University	Senior Equity Analyst at the Advisor since 2015.

The following information is hereby added to the section titled “Other Accounts Managed” on page 69 of the Fund’s SAI:

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Murphy O’Flaherty[1]	Enterprise Fund	Pooled	0	$0	0	$0
		Separate Accounts	0	0	0	0
		Registered Inv. Co.	0	0	0	0
1.	Information provided as of October 27, 2021.

The following information is hereby added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers’ Beneficial Ownership of Funds” on page 72 of the Fund’s SAI:

RBC Enterprise Fund	Dollar Range of Fund Shares Beneficially Owned
Murphy O’Flaherty[1]	$0
1.	Information provided as of October 27, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE